Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3000 F 312.701.2361 www.chapman.com

February 21, 2025

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Canary HBAR ETF

Ladies and Gentlemen:

On behalf of Canary HBAR ETF (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), the Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form S-1 (the “Registration Statement”). The Registration Statement relates to shares of beneficial interest of Canary HBAR ETF, a Delaware statutory trust intending to operate as an exchange-traded fund.

If you have any questions please do not hesitate to contact Morrison C. Warren at (312) 845-3484 or James M. Audette at (312) 845-3421.

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP
Chapman and Cutler LLP